SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 04, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Basis of presentation
Exchange rate					6.4778	6.4778
Significant Accounting Policies [Line Items]
Noncurrent deferred tax assets			¥ 33,004		$ 5,234	¥ 33,903
Noncurrent deferred tax liabilities			67,658		$ 3,971	¥ 25,721
Advertising expenses of continuing operations		¥ 1,858	4,435	¥ 25,174
Basis of consolidation
Reverse stock split ratio	30
Number of deconsolidated schools | item				3
Minimum [Member]
Significant Accounting Policies [Line Items]
Original maturity period of term deposits		3 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Original maturity period of term deposits		12 months
Reclassification from current deferred tax assets to noncurrent deferred tax assets [Member]
Significant Accounting Policies [Line Items]
Noncurrent deferred tax assets			¥ 19,003